Putnam Investments
                                                  One Post Office Square
                                                  Boston, MA 02109
                                                  November 6, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Funds Trust (Reg. No. 333-515) (811-7513) (the "Trust")
      Putnam Equity Fund 98
      Putnam International Growth and Income Fund
      Putnam New Century Growth Fund
      (collectively, the "funds")
    Post-Effective Amendment No. 35 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 35 to the Trust's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on October 26, 2000.

Comments or questions concerning this certificate may be directed to Kathleen Moynihan at 1-800-225-2465, ext. 11796.

                                          Very truly yours,

                                          PUTNAM FUNDS TRUST

                                          /s/ Gordon H. Silver
                                      By: ----------------------------
                                          Gordon H. Silver
                                          Vice President


cc: Vanda Shellock, Ropes & Gray